 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting: period______________ to _________________
Date of Report (Date of filing) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]
  X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: Not Applicable
CHESAPEAKE FUNDING II LLC

(Exact name of issuing entity as specified in its charter)

  Central Index Key Number of issuing entity (if applicable):   0001657749       _______
Central Index Key Number of underwriter (if applicable): Not Applicable
Tye Barnhart
(410) 771-2636

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHESAPEAKE FINANCE HOLDINGS II LLC (Securitizer)

Date: October 16, 2019	By: Tye Barnhart
	Name:	Tye Barnhart
	Title:	Vice President and Deputy Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Independent Accountants on Applying Agreed-upon Procedures, dated October 2, 2019.